LEASES (Details) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2014 vessel	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2011	Mar. 31, 2011
Leases, Schedule of Leased Assets [Line Items]
Total vessels leased in on long-term time and bareboat charters	21
Rental expense for operating leases	$ 2,200,000	$ 6,600,000	$ 40,000,000
Gain on sale of assets and amortization of deferred gains	24,620,000	23,558,000	34,759,000
Charter hire expenses	0	4,176,000	37,461,000
Future minimum operating lease payments
2015	1,908,000
2016	642,000
2017	508,000
2018	350,000
2019	334,000
Thereafter	1,586,000
Total minimum lease payments	5,328,000
Minimum lease revenues [Abstract]
2015	4,435,000
2016	0
2017	0
2018	0
2019	0
Thereafter	0
Total minimum lease revenues	4,435,000
Maritime Equipment [Member] | Front VLCC Shanghai renamed Gulf Eyadah [Member]
Leases, Schedule of Leased Assets [Line Items]
Gain on sale of assets and amortization of deferred gains				6,400,000
Maritime Equipment [Member] | VLCC Front Eagle renamed DHT Eagle [Member]
Leases, Schedule of Leased Assets [Line Items]
Gain on sale of assets and amortization of deferred gains				3,200,000
Assets Leased to Others [Member]
Leases, Schedule of Leased Assets [Line Items]
Cost of vessels	46,200,000	166,300,000
Accumulated depreciation of vessels	33,200,000	28,800,000
Assets Held under Operating Leases [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of vessels leased on operating leases which were disposed over during the period (in number of vessels)			4
Sale and Lease Back Transactions [Member] | Maritime Equipment [Member] | Front VLCC Shanghai renamed Gulf Eyadah [Member]
Leases, Schedule of Leased Assets [Line Items]
Charter duration of new contract with new owners					2 years
Charter rate per day of vessel					35,000
Gain on sale leaseback transaction recognized in period	0	0	7,900,000
Sale and Lease Back Transactions [Member] | Maritime Equipment [Member] | VLCC Front Eagle renamed DHT Eagle [Member]
Leases, Schedule of Leased Assets [Line Items]
Charter duration of new contract with new owners						2 years
Charter rate per day of vessel						32,500
Gain on sale leaseback transaction recognized in period	0	2,300,000	7,200,000
Special Purpose Entities [Member] | Maritime Equipment [Member]
Leases, Schedule of Leased Assets [Line Items]
Charter hire expenses	$ 0	$ 0	$ 40,000